Contingencies - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2020	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021	Jan. 01, 2018
Contingencies [Line Items]
Estimated revenue to be attained						$ 31,126	$ 3,766
Business combination contingent consideration payable				$ 5,464		5,464
Claims receivable in dispute							3,933		$ 72
Income from disputed claims						2,500	3,800
Disputed Claims From Consultant One [member]
Contingencies [Line Items]
Claims receivable in dispute							$ 3,800
Income from disputed claims	$ 3,800
Proceeds from disputed claims		$ 3,800
Claims Out Of Dispute That Arose In 2016 [member]
Contingencies [Line Items]
Income from disputed claims						$ 2,500
Proceeds from disputed claims		$ 2,500
Cannex Capital Holdings Inc [member] | One Of Medicines And Pure Ratios [member] | Bottom of range [member]
Contingencies [Line Items]
Period to attain the milestone for payment of contingent consideration						2 years
Cannex Capital Holdings Inc [member] | One Of Medicines And Pure Ratios [member] | Top of range [member]
Contingencies [Line Items]
Period to attain the milestone for payment of contingent consideration						3 years
Cannex Capital Holdings Inc [member] | One Of Medicine [member]
Contingencies [Line Items]
Business combination contingent consideration payable				$ 3,964		$ 3,964
Probability in percentage terms of the milestone to be attained				57.00%		57.00%
Cannex Capital Holdings Inc [member] | One Of Medicine [member] | Level 3 of fair value hierarchy [member]
Contingencies [Line Items]
Increase decrease in fair value of contingent consideration						$ 700
Cannex Capital Holdings Inc [member] | One Of Medicine [member] | Revenue Milestone One [member]
Contingencies [Line Items]
Probability decrease in percentage terms of the milestone to be attained					5.00%
Cannex Capital Holdings Inc [member] | One Of Medicine [member] | Revenue Milestone Two [member]
Contingencies [Line Items]
Probability decrease in percentage terms of the milestone to be attained					5.00%
Cannex Capital Holdings Inc [member] | One Of Medicine [member] | Bottom of range [member] | Revenue Milestone One [member]
Contingencies [Line Items]
Estimated revenue to be attained					$ 3,400
Cannex Capital Holdings Inc [member] | One Of Medicine [member] | Bottom of range [member] | Revenue Milestone Two [member]
Contingencies [Line Items]
Estimated revenue to be attained					$ 3,500
Cannex Capital Holdings Inc [member] | One Of Medicine [member] | Top of range [member] | Revenue Milestone Two [member]
Contingencies [Line Items]
Business combination contingent consideration payable								$ 6,000
Cannex Capital Holdings Inc [member] | Pure Ratios [member]
Contingencies [Line Items]
Business combination contingent consideration payable				$ 1,500		$ 1,500
Probability in percentage terms of the milestone to be attained				100.00%		100.00%
Increase decrease in fair value of contingent consideration				$ 75
Cannex Capital Holdings Inc [member] | Pure Ratios [member] | Revenue Milestone One [member]
Contingencies [Line Items]
Probability decrease in percentage terms of the milestone to be attained			5.00%
Cannex Capital Holdings Inc [member] | Pure Ratios [member] | Bottom of range [member] | Revenue Milestone One [member]
Contingencies [Line Items]
Estimated revenue to be attained			$ 750